Share Capital, Reserves and Retained Earnings - Additional Information (Detail) € / shares in Units, € in Thousands		12 Months Ended
	Nov. 21, 2025 EUR (€)	Dec. 31, 2025 EUR (€) Vote € / shares shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Mar. 31, 2022
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Shares authorized | shares		55,073,045
Shares issued | shares		55,073,045
Par value | € / shares		€ 1
Share capital		€ 55,073	€ 55,073	€ 55,073
Number of vote per shares owned | Vote		1
Percentage of net income retained as legal reserve		5.00%
Maximum percentage of issued share capital to retain legal reserve		20.00%
Percentage of issued share capital excess of which is distributable as dividends		20.00%
Total legal reserves		€ 10,971	€ 10,971	€ 10,971
Recognition disbursement loan	€ 8,488	€ 10,000
Natuzzi Singapore PTE. LTD. [Member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Percentage of stake related to Reserve for gain on disposal of Non-controlling interests		0.00%	0.00%		20.00%